INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Major items causing the income tax rate to differ from the Canadian statutory rate
Major items causing the Company’s income tax rate to differ from the Canadian statutory rate of approximately 26.5% are as follows:

	Year ended March 31,
	2024	2023
Net loss before income taxes	$(78,080)	$(47,490)

Expected recovery at statutory rate	$20,691	$12,585
Non-capital loss acquired on acquisition of subsidiary	$11,658	$—
Share-based compensation	$(3,680)	$(1,242)
Share issuance costs	$4,420	$321
Difference between Canadian and foreign tax rates	$(5,440)	$(4,032)
Effect of exchange on unbooked deferred tax assets	$(112)	$438
Non-deductible expenses	$(132)	$(338)
Change in unrecognized deferred tax assets	$(27,405)	$(7,732)
Income tax recovery	$—	$—

Significant components of deferred tax assets
The significant components of the Company’s temporary differences, unused tax credits and unused tax losses, that have not been included on the consolidated statements of financial position, are as follows:

As at	March 31, 2024	March 31, 2023
Non-capital loss carryforwards	$43,083	$19,371
Deferred compensation	$1,474	$1,474
R&D expenditures	$1,681	$1,053
Share issuance costs	$4,361	$1,303
Depreciation/CCA differences	$7	$(6)
Other	$—	$6
	$50,606	$23,201
Valuation allowance	$(50,606)	$(23,201)
	$—	$—

Non-capital losses expiration

Year of expiry
2040	$740
2041	$19,193
2042	$12,234
2043	$10,704
2044	$24,397
$67,268
This loss carryforward in the United States consists of:

Pre-acquisition loss generated in the period ended December 4, 2020	$992
Post-acquisition loss generated in the period ending March 31, 2021	$1,323
Loss generated in the year ending March 31, 2022	$5,849
Loss generated in the year ending March 31, 2023	$5,311
Loss generated in the year ending March 31, 2024	$2,792
$16,267
The non-capital losses in Ireland expire as follows:

Year of expiry
2042	$22,965
2043	$23,017
2044	$33,857
$79,839